Operating and Finance Leases	12 Months Ended
Dec. 31, 2019
Lease Liability [Abstract]
Operating and Finance Leases

NOTE 8 - Operating and Finance Leases

A.	Lease term and discount rate:

The weighted-average remaining lease term (in years) and discount rate related to the leases were as follows:

Weighted-average remaining lease term
Operating lease	0.64 Year
Finance lease	4.85 Years
Weighted-average discount rate
Operating lease	6.00%
Finance lease	3.82%

B.	The balances for the operating and finance leases presented as follows within the balance sheet as of December 31, 2019:

Operating Leases

Right-of-use assets	$302,602
Lease liability - current	$322,430

Finance Leases

Property and equipment, at cost	$56,770
Accumulated depreciation	(1,569)
Property and equipment, net	$55,201

Lease liability - current	$9,949
Lease liability – non-current	45,199
Total finance lease liabilities	$55,148

The components of lease expense are as follows within the statement of operations and comprehensive loss for the year ended December 31, 2019:

Operating Leases

Lease expense	$479,389
Sublease rental income	(9,173)
Net lease expense	$470,217

Finance Leases

Amortization of property and equipment	$1,569
Interest on lease liabilities	348
Total finance lease cost	$1,917

Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$439,271
Operating cash outflows from finance lease	$348
Financing cash outflows from finance lease	$1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	$722,423
Finance lease	$56,770

Maturity of lease liabilities:

Operating Leases

	Related Party	Others	Total
January 1, 2020 – December 31, 2020	$23,029	$307,028	$330,057
Total lease payments	$23,029	$307,028	$330,057
Less: Imputed interest	(397)	(7,230)	(7,627)
Present value of lease liabilities	$22,632	$299,798	$322,430
Current portion	22,632	299,798	322,430
Non-current portion	$-	$-	$-

Finance Leases

	Related Party	Others	Total
January 1, 2020 – December 31, 2020	$-	$11,883	$11,883
January 1, 2021 – December 31, 2021	-	11,883	11,883
January 1, 2022 – December 31, 2022	-	11,883	11,883
January 1, 2023 – December 31, 2023	-	11,883	11,883
January 1, 2024 – December 31, 2024	-	13,246	13,246
Total lease payments	$-	$60,778	$60,778
Less: Imputed interest	-	(5,630)	(5,630)
Present value of lease liabilities	$-	$55,148	$55,148
Current portion	-	(9,949)	(9,949)
Non-current portion	$-	$45,199	$45,199